Retirement benefit plan	12 Months Ended
Dec. 31, 2024
Retirement benefit plan
Retirement benefit plan

17.Retirement benefit plan

The Company participates in a collective foundation covering all of its employees including its executive officers. In addition to retirement benefits, the plan provides death or long-term disability benefits.

Contributions paid to the plan are computed as a percentage of salary, adjusted for the age of the employee and shared approximately 47% and 53% by employee and employer, respectively.

This plan is governed by the Swiss Law on Occupational Retirement, Survivors and Disability Pension Plans (BVG), which requires contributions to be made to a separately administered fund. The fund has the legal form of a foundation and it is governed by a board of trustees, which consists of an equal number of employer and employee representatives of its members. The board of trustees is responsible for the administration of the plan assets and for the definition of the investment strategy. The Company has no direct influence on the investment strategy of the foundation board.

The assets are invested by the pension plan, to which many companies contribute, in a diversified portfolio that respects the requirements of the Swiss BVG. Therefore, disaggregation of the pension assets and presentation of plan assets in classes that distinguish the nature and risks of those assets is not possible. Under the plan, both the Company and the employee share the costs. The structure of the plan and the legal provisions of the BVG mean that the employer is exposed to actuarial risks. The main risks are investment risk, interest risk, disability risk and the life expectancy of pensioners. Through our affiliation with the pension plan, the Company has minimized these risks, as they are shared between a much greater number of participants. On leaving the Company, a departing employee’s retirement savings are transferred to the pension institution of the new employer or to a vested benefits institution. This transfer mechanism may result in pension payments varying considerably from year to year.

The pension plan is exposed to Swiss inflation, interest rate risks and changes in the life expectancy for pensioners. For accounting purposes under IFRS Accounting Standards, the plan is treated as a defined benefit plan in accordance with IAS 19.

The following table sets forth the status of the defined benefit pension plan and the amount that is recognized in the consolidated balance sheets:

	As of
	December 31,
In CHF thousands	2024	2023	2022
Defined benefit obligation	(52,455)	(41,060)	(32,410)
Fair value of plan assets	43,611	35,290	29,197
Total liability	(8,844)	(5,770)	(3,213)

The following amounts have been recorded as net pension cost in the consolidated statements of income/(loss):

	For the Year Ended
	December 31,
In CHF thousands	2024	2023	2022
Current service cost	1,688	1,453	1,712
Past service cost	—	903	—
Interest cost	680	804	126
Interest income	(574)	(705)	(87)
Net pension cost	1,794	2,455	1,751

The changes in defined benefit obligation, fair value of plan assets and unrecognized gains/(losses) are as follows.

A. Change in defined benefit obligation

	For the Year Ended
	December 31,
In CHF thousands	2024	2023	2022
Defined benefit obligation as of January 1	(41,060)	(32,410)	(33,889)
Current service cost	(1,688)	(1,453)	(1,712)
Past service cost	—	(903)	—
Interest cost	(680)	(804)	(126)
Change in demographic assumptions	(16)	136	29
Change in financial assumptions	(3,846)	(2,908)	8,397
Change in experience assumptions	(1,078)	(57)	(1,726)
Benefits deposited	(2,504)	(1,265)	(2,327)
Employees’ contributions	(1,583)	(1,396)	(1,056)
Defined benefit obligation as of December 31	(52,455)	(41,060)	(32,410)

B.Change in fair value of plan assets

	For the Year Ended
	December 31,
In CHF thousands	2024	2023	2022
Fair value of plan assets as of January 1	35,290	29,197	26,791
Interest income	574	705	87
Employees’ contributions	1,583	1,396	1,056
Employer’s contributions	1,804	1,567	1,210
Benefits deposited	2,504	1,265	2,327
Return on plan assets excluding interest income	1,856	1,160	(2,274)
Fair value of plan assets as of December 31	43,611	35,290	29,197

Expected contributions by the employer to be paid to the post-employment benefit plans during the annual period beginning after the end of the reporting period amount to approximately CHF 1.8 million.

C.Change in net defined benefit liability

	For the Year Ended
	December 31,
In CHF thousands	2024	2023	2022
Net defined benefit liabilities as of January 1	5,770	3,213	7,098
Net pension cost through statement of income/(loss)	1,794	2,455	1,751
Remeasurement through other comprehensive income/(loss)	3,084	1,669	(4,426)
Employer’s contribution	(1,804)	(1,567)	(1,210)
Net defined benefit liabilities as of December 31	8,844	5,770	3,213

D.Other comprehensive gains/(losses)

	For the Year Ended
	December 31,
In CHF thousands	2024	2023	2022
Effect of changes in demographic assumptions	(16)	136	29
Effect of changes in financial assumptions	(3,846)	(2,908)	8,397
Effect of changes in experience assumptions	(1,078)	(57)	(1,726)
Return on plan assets excluding interest income	1,856	1,160	(2,274)
Total other comprehensive gain/(loss)	(3,084)	(1,669)	4,426

In 2022, the change in experience assumptions results from an increased sum of insured salaries. In 2024, the change in experience assumptions is mainly due to new active insured and pensioners.

The fair value of the plan assets is the cash surrender value of the insurance with the insurance company (AXA). The investment strategy defined by the board of trustees follows a conservative profile.

The weighted-average duration of the defined benefit obligation is 16.3 years and 15.5 years as of December 31, 2024 and 2023, respectively.

The actuarial assumptions used for the calculation of the pension cost and the defined benefit obligation of the defined benefit pension plan for the years ended December 31, 2024, 2023 and 2022, respectively, are as follows:

	For the Year Ended
	December 31,
	2024	2023	2022
Discount rate	1.00%	1.50%	2.25%
Rate of future increase in compensations	2.00%	1.75%	1.75%
Rate of future increase in current pensions	0.00%	0.00%	0.00%
Interest rate on retirement savings capital	1.25%	1.50%	2.25%
Mortality and disability rates	BVG 2020 GT (CMI)	BVG 2020 GT (CMI)	BVG 2020-CMI

In defining the benefits, the minimum requirements of the Swiss BVG and its implementing provisions must be observed. The BVG defines the minimum pensionable salary and the minimum retirement credits.

A quantitative sensitivity analysis for significant assumptions as of December 31, 2024 is shown below:

							Interest rate on
	Discount rate		Future salary increase		Future pension cost		savings capital
	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%
Assumptions	increase	decrease	increase	decrease	increase	decrease	increase	decrease

	In CHF thousands
Potential defined benefit obligation	48,532	56,936	53,728	51,262	54,683	50,423	53,865	51,118
Decrease/(increase) from actual defined benefit obligation	3,923	(4,481)	(1,273)	1,193	(2,228)	2,032	(1,410)	1,337

A quantitative sensitivity analysis for significant assumptions as of December 31, 2023 is shown below:

							Interest rate on
	Discount rate		Future salary increase		Future pension cost		savings capital
	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%
Assumptions	increase	decrease	increase	decrease	increase	decrease	increase	decrease

	In CHF thousands
Potential defined benefit obligation	38,132	44,390	41,997	40,205	42,681	39,578	42,158	40,030
Decrease/(increase) from actual defined benefit obligation	2,928	(3,330)	(937)	855	(1,621)	1,482	(1,098)	1,030

The sensitivity analyses above are subject to limitations and have been determined based on a method that extrapolates the impact on net defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period.